Fair Value Measurement (Details) - USD ($) $ in Thousands						3 Months Ended	9 Months Ended
	Dec. 31, 2024	Feb. 06, 2024	Aug. 15, 2023	Jul. 20, 2023	Jun. 26, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2023
Fair Value Measurement [Line Items]
Gain (loss) on change in fair value of related party						$ 49	$ 145
Convertible Debt [Member]
Fair Value Measurement [Line Items]
Issuance amount	$ 2,234	$ 20	$ 300	$ 300	$ 1,000			$ 20,600	$ 1,710
Term of time event	4 months 28 days	7 months 28 days	1 month 24 days	2 months 19 days	3 months 10 days
Percentage of discount rate	11.78%	13.69%	13.70%	13.82%	14.54%
Fair value	$ 2,200